Schedule of reconciliation of statutory on income and social contribution Ttxes (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income And Social Contribution Taxes
Profit before income tax and social contribution tax	R$ 4,699	R$ 3,800
Income tax and social contribution tax — nominal expense (34%)	R$ (1,597)	(1,292)
Income tax and Social Contribution tax rate	34.00%
Tax effects applicable to:
Gain in subsidiaries by equity method	R$ 6	93
Interest on Equity	325	188
Tax incentives	63	39
Effects from subsidiaries taxed based on gross revenues	146	97
Non-deductible penalties	(23)	(25)
Impairment of accounts receivable from related parties		(13)
Income arising from the Light sale	154
Others	(20)	(23)
Income tax and social contribution tax — effective expense	(946)	(936)
Current tax	(1,156)	(684)
Deferred tax	R$ 210	R$ (252)
Effective rate	20.12%	24.62%